Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related party transactions	Related party transactions
Key management compensation
Key management includes members of the Company’s senior management and the board of directors. The compensation paid or payable to key management for Board and employee services includes their participation in share-based compensation arrangements. The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.

	2020	2019	2018
	(in € millions)
Key management compensation
Short term employee benefits	5	5	4
Share-based compensation	30	22	19
Termination benefits	—	—	1
	35	27	24
On July 1, 2019, the Company issued, for €15 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant is US$190.09, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through July 1, 2022.
On October 4, 2019, the Company issued 1,600,000 ordinary shares and 16,000,000 beneficiary certificates to Mr. Ek, through D.G.E. Investments Limited, upon the exercise of 1,600,000 warrants that were granted on October 17, 2016, for cash of €74 million.
On October 17, 2019, the Company issued 905,285 ordinary shares and 9,052,850 beneficiary certificates to Mr. Ek, through D.G.E. Investments Limited, upon the effective net settlement of the remaining 1,600,000 warrants that were granted on October 17, 2016.
On October 17, 2019, the Company issued 1,086,342 ordinary shares and 10,863,420 beneficiary certificates to Martin Lorentzon, a member of the Board of Directors of the Company, through Rosello Company Limited, an entity indirectly wholly owned by him, upon the effective net settlement of 1,920,000 warrants that were granted on October 17, 2016.
On July 13, 2020, the Company issued 1,084,043 ordinary shares and 10,840,430 beneficiary certificates to Mr. Ek, through D.G.E. Investments Limited, upon the effective net settlement of the 1,600,000 warrants that were granted on July 13, 2017.
During the year ended December 31, 2020, the Company issued 5,038,200 ordinary shares to its Netherlands subsidiary at par value and subsequently repurchased those shares at the same price. These shares are held in treasury in order to facilitate the fulfillment of option exercises and restricted stock unit releases under the Company’s stock option and restricted stock unit plans. There were no such transactions during the year ended December 31, 2019.